UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8505
                                   --------------------------------------------

                            BARON CAPITAL FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Capital Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON CAPITAL ASSET FUND
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2006 (UNAUDITED)

                       SHARES                                                                            COST               VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.11%)

                              APPAREL (4.34%)
                      300,000 Carter's, Inc.*                                                     $ 4,230,330         $ 7,917,000
                       70,000 Polo Ralph Lauren Corp., Cl A                                         1,100,499           4,528,300
                                                                                                   ----------          ----------
                                                                                                    5,330,829          12,445,300

                              BUSINESS SERVICES (3.44%)
                      145,000 ChoicePoint, Inc.*                                                    2,746,995           5,191,000
                       70,000 CoPart, Inc.*                                                         1,643,963           1,973,300
                       37,200 Gevity HR, Inc.                                                         646,427             847,416
                       59,900 Macquarie Infrastructure Company Trust                                1,883,065           1,867,682
                                                                                                   ----------          ----------
                                                                                                    6,920,450           9,879,398

                              CHEMICAL (1.70%)
                       70,000 Senomyx, Inc.*                                                          706,024           1,075,900
                      180,000 Symyx Technologies, Inc.*                                             3,163,355           3,814,200
                                                                                                   ----------          ----------
                                                                                                    3,869,379           4,890,100

                              COMMUNICATIONS (1.26%)
                       60,000 Equinix, Inc.*                                                        1,765,941           3,606,000

                              CONSULTING (0.26%)
                       40,000 LECG Corp.*                                                             870,746             750,400

                              DISTRIBUTION (1.15%)
                       60,000 Beacon Roofing Supply, Inc.*                                          1,491,530           1,214,400
                       30,000 Pool Corp.                                                            1,200,328           1,155,000
                       20,000 Watsco, Inc.                                                          1,334,684             920,200
                                                                                                   ----------          ----------
                                                                                                    4,026,542           3,289,600

                              EDUCATION (4.28%)
                      300,000 DeVry, Inc.*                                                          5,009,441           6,381,000
                       38,000 Strayer Education, Inc.                                               3,489,193           4,111,980
                      100,000 Universal Technical Institute, Inc.*                                  3,039,862           1,789,000
                                                                                                   ----------          ----------
                                                                                                   11,538,496          12,281,980

                              ENERGY SERVICES (7.92%)
                       50,000 Carbo Ceramics, Inc.                                                  3,094,277           1,801,500
                       35,000 Core Laboratories N.V.*                                               1,615,503           2,233,000
                      240,000 Encore Acquisition Co.*                                               3,991,417           5,841,600
                      125,000 FMC Technologies, Inc.*                                               2,716,987           6,712,500
                       50,000 SEACOR Holdings, Inc.*                                                2,199,397           4,125,000
                       50,000 Whiting Petroleum Corp.*                                              1,612,573           2,005,000
                                                                                                   ----------          ----------
                                                                                                   15,230,154          22,718,600

                              FINANCIAL SERVICES - ASSET MANAGEMENT (2.48%)
                      125,000 Cohen & Steers, Inc.                                                  1,937,946           4,045,000
                       70,000 Eaton Vance Corp.                                                     1,195,374           2,020,200
                       28,000 GAMCO Investors, Inc., Cl A                                             749,601           1,065,680
                                                                                                   ----------          ----------
                                                                                                    3,882,921           7,130,880

                              FINANCIAL SERVICES - BANKING (4.45%)
                       35,000 Cathay General Bancorp                                                1,257,088           1,263,500
                       80,000 Center Financial Corp.                                                1,793,884           1,902,400
                      160,000 First Republic Bank                                                   5,243,802           6,809,600
                      160,000 UCBH Holdings, Inc.                                                   3,287,935           2,793,600
                                                                                                   ----------          ----------
                                                                                                   11,582,709          12,769,100

                              FINANCIAL SERVICES - BROKERAGE & EXCHANGES (2.65%)
                      250,000 Jefferies Group, Inc.                                                 2,912,093           7,125,000
                       30,000 Thomas Weisel Partners Group, Inc.*                                     660,013             481,500
                                                                                                   ----------          ----------
                                                                                                    3,572,106           7,606,500

                              FINANCIAL SERVICES - INSURANCE (2.49%)
                       80,000 Arch Capital Group, Ltd.*                                             2,116,211           5,079,200
                       60,000 Axis Capital Holdings, Ltd.                                           1,539,564           2,081,400
                                                                                                   ----------          ----------
                                                                                                    3,655,775           7,160,600

BARON CAPITAL ASSET FUND
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2006 (UNAUDITED)

                       SHARES                                                                            COST               VALUE
----------------------------------------------------------------------------------------------------------------------------------
                              FINANCIAL SERVICES - MISCELLANEOUS (3.97%)
                       65,000 CheckFree Corp.*                                                      1,431,945           2,685,800
                       60,000 National Financial Partners Corp.                                     3,299,437           2,461,800
                       90,000 The First Marblehead Corp.                                            2,628,845           6,233,400
                                                                                                   ----------          ----------
                                                                                                    7,360,227          11,381,000
                              GAMING SERVICES (1.22%)
                      130,000 Shuffle Master, Inc.*                                                 3,584,807           3,511,300

                              HEALTHCARE FACILITIES (5.49%)
                      140,000 Community Health Systems, Inc.*                                       3,499,920           5,229,000
                      130,000 Manor Care, Inc.                                                      1,533,227           6,796,400
                      150,000 United Surgical Partners Intl., Inc.*                                 2,073,386           3,724,500
                                                                                                   ----------          ----------
                                                                                                    7,106,533          15,749,900

                              HEALTHCARE PRODUCTS (2.60%)
                      120,000 DepoMed, Inc.*                                                          697,642             489,600
                      150,000 Edwards Lifesciences Corp.*                                           4,600,769           6,988,500
                                                                                                   ----------          ----------
                                                                                                    5,298,411           7,478,100

                              HEALTHCARE SERVICES (3.53%)
                       85,000 Charles River Laboratories Intl., Inc.*                               2,504,752           3,689,850
                       50,000 Gen-Probe, Inc.*                                                      2,280,377           2,344,500
                       40,900 NightHawk Radiology Holdings, Inc.*                                     751,237             782,417
                      120,000 Odyssey HealthCare, Inc.*                                             1,722,155           1,701,600
                       60,000 PRA International*                                                    1,440,293           1,601,400
                                                                                                   ----------          ----------
                                                                                                    8,698,814          10,119,767

                              HEALTHCARE SERVICES - INSURANCE (4.71%)
                      230,000 AMERIGROUP Corp.*                                                     4,959,209           6,796,500
                      150,000 Centene Corp.*                                                        1,328,642           2,466,000
                       75,000 WellCare Health Plans, Inc.*                                          3,298,694           4,247,250
                                                                                                   ----------          ----------
                                                                                                    9,586,545          13,509,750

                              HOTELS AND LODGING (2.38%)
                       50,000 Choice Hotels Intl., Inc.                                               315,810           2,045,000
                       75,000 Four Seasons Hotels, Inc.                                             2,350,235           4,788,750
                                                                                                   ----------          ----------
                                                                                                    2,666,045           6,833,750

                              REAL ESTATE (3.47%)
                      270,000 CB Richard Ellis Group, Inc., Cl A*                                   1,710,068           6,642,000
                       80,000 CoStar Group, Inc.*                                                   3,342,729           3,305,600
                                                                                                   ----------          ----------
                                                                                                    5,052,797           9,947,600

                              REAL ESTATE - HOME BUILDING (0.15%)
                       15,000 Hovnanian Enterprises, Inc., Cl A*                                      608,559             440,100

                              REAL ESTATE - REITS (2.06%)
                        5,000 Alexander's, Inc.*                                                      360,140           1,551,250
                      136,900 CBRE Realty Finance, Inc.                                             1,990,881           2,087,725
                      195,000 Spirit Finance Corp.                                                  2,219,541           2,263,950
                                                                                                   ----------          ----------
                                                                                                    4,570,562           5,902,925

                              RECREATION AND RESORTS (9.75%)
                      180,000 Ameristar Casinos, Inc.                                               3,158,331           3,907,800
                       50,000 Gaylord Entertainment Co.*                                            1,438,737           2,192,500
                      140,000 Isle of Capri Casinos, Inc.*                                          2,852,849           2,948,400
                      150,000 Vail Resorts, Inc.*                                                   2,560,573           6,003,000
                      190,000 Wynn Resorts, Ltd.*                                                   2,468,956          12,921,900
                                                                                                   ----------          ----------
                                                                                                   12,479,446          27,973,600

                              RESTAURANTS (6.30%)
                      125,000 California Pizza Kitchen, Inc.*                                       3,398,992           3,741,250
                       60,000 Panera Bread Co., Cl A*                                               2,120,751           3,495,000
                       60,000 Peet's Coffee & Tea, Inc.*                                            1,856,730           1,500,600
                       85,000 P.F. Chang's China Bistro, Inc.*                                      4,062,638           2,950,350
                       50,000 Red Robin Gourmet Burgers, Inc.*                                      2,492,191           2,305,500
                      150,000 The Cheesecake Factory, Inc.*                                         3,318,292           4,078,500
                                                                                                   ----------          ----------
                                                                                                   17,249,594          18,071,200

BARON CAPITAL ASSET FUND
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2006 (UNAUDITED)

                       SHARES                                                                            COST               VALUE
----------------------------------------------------------------------------------------------------------------------------------

                              RETAIL - SPECIALTY STORES (9.90%)
                      125,000 Blue Nile, Inc.*                                                      3,935,480           4,543,750
                      160,000 CarMax, Inc.*                                                         3,439,405           6,673,600
                      120,000 Dick's Sporting Goods, Inc.*                                          4,163,832           5,462,400
                       61,000 PETCO Animal Supplies, Inc.*                                          1,130,994           1,747,040
                      195,000 Select Comfort Corp.*                                                 2,936,402           4,266,600
                       60,000 Tractor Supply Co.*                                                   2,480,612           2,895,600
                      120,000 United Auto Group, Inc.                                               2,383,984           2,808,000
                                                                                                   ----------          ----------
                                                                                                   20,470,709          28,396,990

                              TRANSPORTATION (3.29%)
                      187,500 Genesee & Wyoming, Inc., Cl A*                                        2,983,886           4,353,750
                       60,000 Landstar System, Inc.                                                 1,452,668           2,562,000
                       90,000 UTI Worldwide, Inc.                                                   2,090,278           2,517,300
                                                                                                   ----------          ----------
                                                                                                    6,526,832           9,433,050

                              UTILITY SERVICES (1.87%)
                       60,000 ITC Holdings Corp.                                                    1,619,448           1,872,000
                      132,300 Southern Union Co.                                                    1,678,941           3,494,043
                                                                                                   ----------          ----------
                                                                                                    3,298,389           5,366,043
                                                                                                   ----------          ----------


TOTAL COMMON STOCKS                                                                               186,804,318         278,643,533
                                                                                                  -----------         -----------

PRINCIPAL AMOUNT
------------------------------

SHORT TERM MONEY MARKET INSTRUMENTS (3.52%)

                 $10,100,000 Chesham Finance Ltd. 5.35%
                                due 10/02/2006                                                     10,100,000          10,100,000
                                                                                                  -----------         -----------

TOTAL INVESTMENTS (100.63%)                                                                      $196,904,318         288,743,533
                                                                                                =============

LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.63%)                                                                                        (1,820,166)
                                                                                                                       -----------


NET ASSETS (EQUIVALENT TO $29.30 PER
  SHARE BASED ON 9,792,019 SHARES
  OUTSTANDING)                                                                                                       $286,923,367
                                                                                                                     ============

-------------------
%    Represents percentage of net assets
*    Non-income producing securities
** For Federal income tax purposes the cost basis is $197,444,630. Aggregate unrealized appreciation and depreciation of investments are $99,422,510 and $8,123,607, respectively.

SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Capital Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  November 29, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   November 29, 2006